Taxes - Schedule of Taxation in Statements of Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Hong Kong profits tax provision for the six-months period ended:
Current		$ 115,186
Deferred	(69,914)	(15,560)
Income tax (benefits) expenses	$ (69,914)	$ 99,626